TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Transamerica BlackRock iShares Edge 40 VP
Transamerica BlackRock iShares Edge 50 VP
Transamerica BlackRock iShares Edge 75 VP
Transamerica BlackRock iShares Edge 100 VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
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Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
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Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3,4]	0.15%	0.15%
Total annual fund operating expenses	0.67%	0.92%
Fee waiver and/or expense reimbursement[5]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%	0.87%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[4]	Acquired fund fees and expenses have been restated for the current fiscal year.
[5]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

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Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3,4]	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[5]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[4]	Acquired fund fees and expenses have been restated for the current fiscal year.
[5]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

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Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2,3]	0.12%	0.12%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

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Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2,3]	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

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Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses[2,3]	0.14%	0.14%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

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Transamerica BlackRock iShares Edge 40 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees	0.30%	0.30%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[1]	0.10%	0.10%
Total annual fund operating expenses	0.44%	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.39%	0.64%

[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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Transamerica BlackRock iShares Edge 50 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses[1]	0.11%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%

[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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Transamerica BlackRock iShares Edge 75 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.04%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	0.73%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68%

[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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Transamerica BlackRock iShares Edge 100 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.06%
Acquired fund fees and expenses[1]	0.17%
Total annual fund operating expenses	0.78%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%

[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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MANAGEMENT FEES:
The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” for each of the portfolios:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP*
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP*
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP*
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP*
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP*
	First $500 million Over $500 million up to $1 billion Over $1 billion up to $2.5 billion Over $2.5 billion up to $3.5 billion Over $3.5 billion up to $4.5 billion In excess of $4.5 billion	0.50% 0.49% 0.4725% 0.465% 0.4525% 0.44%

Transamerica BlackRock iShares Edge 40 VP(#) Transamerica BlackRock iShares Edge 50 VP(#) Transamerica BlackRock iShares Edge 75 VP(#) Transamerica BlackRock iShares Edge 100 VP(#)	First $1 billion In excess of $1 billion	0.30% 0.28%

*
BlackRock Investment Management, LLC (“BlackRock”), the portfolios’ sub‑adviser, has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in the underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

(#)
BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in the underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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SUB‑ADVISORY FEES:
The following information revises the corresponding information appearing in the table contained in the “Sub‑Advisory Fees” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub‑Advisers” for each of the portfolios:

Portfolio	Sub‑Adviser	Sub‑Advisory Fees
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP*
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP*
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP*
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP*
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP*
	BlackRock Investment Management, LLC(#)	First $500 million Over $500 million up to $1 billion Over $1 billion up to $2.5 billion Over $2.5 billion up to $3.5 billion Over $3.5 billion up to $4.5 billion In excess of $4.5 billion	0.06% 0.055% 0.05% 0.045% 0.0425% 0.04%

Transamerica BlackRock iShares Edge 40 VP Transamerica BlackRock iShares Edge 50 VP Transamerica BlackRock iShares Edge 75 VP Transamerica BlackRock iShares Edge 100 VP	BlackRock Investment Management, LLC(**)	0.05%

(#)
The average daily net assets for the purpose of calculating sub‑advisory fees will be determined on a combined basis with Transamerica BlackRock iShares Dynamic Allocation – Balanced VP, Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Conservative VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP, and Transamerica BlackRock iShares Active Asset Allocation – Moderate VP.

(**)
BlackRock Investment Management, LLC (“BlackRock”), the portfolios’ sub‑adviser, has voluntarily agreed to waive its sub‑advisory fees for so long as the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in the underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

*
BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in the underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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EXPENSE LIMITATION:
The following information revises the corresponding information appearing in the “Expense Cap” table under the heading “Investment Management and Other Services – Expense Limitation” in the Statement of Additional Information:

Portfolio Name	Expense Cap Initial Class	Expense Cap Service Class	Expiration Date of Expense Cap
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	0.55%	0.80%	May 1, 2023
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	0.55%	0.80%	May 1, 2023
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	0.55%	0.80%	May 1, 2023
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	0.55%	0.80%	May 1, 2023
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	0.55%	0.80%	May 1, 2023
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Investors Should Retain this Supplement for Future Reference
November 24, 2021